Label	Element	Value
Walden Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Walden Asset Management Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Walden Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Asset Management Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period April 1, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 10.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

The Walden Asset Management Fund incorporates written environmental, social, and governance (ESG) guidelines in the selection of individual securities and in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), a division of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder engagement to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five areas: products and services, workplace conditions, community impact, environmental impact, and corporate governance. In each of the five areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Given the historically low interest rate environment, risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of the Adviser or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.waldenassetmgmt.com or by calling 1-800-282-8782, extension 7050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waldenassetmgmt.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1Q 2012	4Q 2008
9.29%	(12.90)%
		For the period January 1, 2017 through March 31, 2017, the aggregate (non-annualized) total return for the Fund was 3.56%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2016)
Walden Asset Management Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1999
Walden Asset Management Fund | Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1999
Walden Asset Management Fund | Citigroup 90-Day U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1999
Walden Asset Management Fund | Walden Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,278
Annual Return 2007	rr_AnnualReturn2007	10.00%
Annual Return 2008	rr_AnnualReturn2008	(22.11%)
Annual Return 2009	rr_AnnualReturn2009	14.88%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	1.24%
Annual Return 2012	rr_AnnualReturn2012	8.99%
Annual Return 2013	rr_AnnualReturn2013	20.79%
Annual Return 2014	rr_AnnualReturn2014	8.20%
Annual Return 2015	rr_AnnualReturn2015	(0.17%)
Annual Return 2016	rr_AnnualReturn2016	9.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1999
Walden Asset Management Fund | Walden Asset Management Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Walden Asset Management Fund | Walden Asset Management Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.89%

[1]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2018 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.